As filed with the Securities and Exchange Commission on November 24, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2010

Date of reporting period:  September 30, 2009

Item 1. Schedules of Investments.

McCarthy Multi-Cap Stock Fund
Schedule of Investments
at September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 80.39%
	Diversified Metals/Mining - 2.65%
21,400	Compass Minerals International, Inc.	$1,318,668

	Drugstore Chains - 1.44%
20,000	CVS Caremark Corp.+	714,800

	Health Care Equipment & Supplies - 0.66%
15,000	CareFusion Corp.*	327,000

	Health Care Providers & Services - 10.96%
30,000	Cardinal Health, Inc.	804,000
30,000	Centene Corp.*	568,200
28,000	Humana, Inc.*	1,044,400
18,580	UnitedHealth Group, Inc.	465,243
85,000	WellCare Health Plans, Inc.*	2,095,250
10,000	Wellpoint, Inc.*	473,600
		5,450,693

	Household & Personal Care Products - 2.91%
25,000	Procter & Gamble Co.	1,448,000

	IT Services - 1.73%
45,454	Western Union Co.	859,990

	Metals & Mining - 2.15%
15,600	Freeport-McMoRan Copper & Gold, Inc.+	1,070,316

	Oil & Gas - 2.49%
26,201	Kinder Morgan Management, LLC*	1,240,617

	Oil & Gas Drilling - 7.78%
27,000	ENSCO International, Inc.	1,148,580
42,430	Noble Corp.	1,610,643
13,000	Transocean Ltd.*	1,111,890
		3,871,113

	Oil & Gas Exploration & Production - 6.72%
25,300	Chesapeake Energy Corp.	718,520
35,000	ConocoPhillips	1,580,600
15,516	Devon Energy Corp.	1,044,692
		3,343,812

	Oil & Gas Refining & Marketing - 3.03%
44,000	Frontier Oil Corp.	612,480
46,060	Valero Energy Corp.	893,104
		1,505,584

	Pharmaceuticals - 15.53%
23,600	Abbott Laboratories	1,167,492
41,000	Bristol-Myers Squibb Co.	923,320
30,000	Endo Pharmaceuticals Holdings, Inc.*	678,900
22,946	Johnson & Johnson	1,397,182
49,300	Mylan, Inc.*	789,293
57,000	Wyeth	2,769,060
		7,725,247

	Property & Casualty Insurance - 10.44%
17,000	Allied World Assurance Company Holdings, Ltd.	814,810
24,806	Argo Group International Holdings Ltd.*	835,466
31,000	Aspen Insurance Holdings Ltd.	820,570
250	Berkshire Hathaway Inc. - Class B*	830,750
25,000	Endurance Specialty Holdings Limited	911,750
14,000	Transatlantic Holdings, Inc.	702,380
15,400	United Fire & Casualty Co.	275,660
		5,191,386

	Reinsurers - 6.51%
11,400	Everest Re Group, Ltd.	999,780
70,500	Flagstone Reinsurance Holdings Ltd.	795,240
46,270	Montpelier Re Holdings Ltd.	755,126
12,600	RenaissanceRe Holdings, Ltd.	689,976
		3,240,122

	Systems Software - 5.39%
79,300	Microsoft Corp.	2,053,077
30,000	Oracle Corp.	625,200
		2,678,277
	TOTAL COMMON STOCKS (Cost $36,490,061)	39,985,625

	EXCHANGE-TRADED FUNDS - 3.01%
33,000	Market Vectors Gold Miners ETF* (Cost $1,250,847)	1,494,570

	PREFERRED STOCKS - 4.01%
	Pharmaceuticals - 4.01%
8,225	Schering-Plough Corp. (Cost $1,468,660)	1,996,208

	SHORT-TERM INVESTMENTS - 13.11%
	Money Market Funds - 13.11%
6,521,060	Federated Prime Obligations Fund, Institutional Class, 0.22%† (Cost $6,521,060)	6,521,060
	Total Investments in Securities (Cost $45,730,628) - 100.52%	49,997,463
	Liabilities in Excess of Other Assets - (0.52)%	(259,536)
	NET ASSETS - 100.00%	$49,737,927

* Non-income producing security.
+ Security is subject to a written call option.
† Rate shown is the 7-day yield as of September 30, 2009.

Schedule of Call Options Written
at September 30, 2009 (Unaudited)

Contracts		Value
200	CVS Caremark Corp.
	Expiring February, 2010, Exercise Price: $36.00	$46,000
150	Freeport-McMoRan Copper & Gold, Inc.
	Expiring February, 2010, Exercise Price: $60.00	202,500
	Total Call Options Written (Premiums received $247,194)	$248,500

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows**:

Cost of investments (long positions)	$45,730,628
Cost of investments (short positions)	(247,194)
$45,483,434

Gross unrealized appreciation	$7,190,068
Gross unrealized depreciation	(2,924,539)
Net unrealized appreciation	$4,265,529

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at September 30, 2009

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various  inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Staples	$2,162,800	$—	$—	$2,162,800
Energy	9,961,126	—	—	9,961,126
Financials	8,431,508	—	—	8,431,508
Healthcare	15,499,148	—	—	15,499,148
Information Technology	3,538,267	—	—	3,538,267
Materials	2,388,984	—	—	2,388,984
Total Equity	41,981,833	—	—	41,981,833
Exchange-Traded Funds	1,494,570	—	—	1,494,570
Short-Term Investments	6,521,060	—	—	6,521,060
Total Investments in Securities	$49,997,463	$—	$—	$49,997,463

Other Financial Investments*	$1,306	—	—	$1,306

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include written options, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Advisors Series Trust

By (Signature and Title)*     /s/ Douglas G. Hess
           Douglas G. Hess, President

Date      11/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Douglas G. Hess
Douglas G. Hess, President

Date      11/13/2009

By (Signature and Title)*     /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date      11/13/2009

* Print the name and title of each signing officer under his or her signature.